Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Book Value of Monetary Assets and Monetary Liabilities Denominated in Foreign Currency	The book value of the monetary assets and monetary liabilities denominated in foreign currency at the end of the reporting period are as follows (includes foreign subsidiaries):

	December 31,
	2024		2023

Short - term assets		$34,445,748		$29,629,712
Short - term liabilities		9,986,432		11,472,797

Net monetary asset position in foreign currency		$24,459,316		$18,156,915

Equivalent in U.S. Dollars (thousands)	USD$	1,192,538	USD$	1,074,787

Schedule of Additional Bank Lines of Credit that Company has Disposal to Reduce Liquidity Risk	These lines of credit are obtained by the Company and one part of them has been used for some of the subsidiaries of Industrias CH, S.A.B. de C.V.:
	(In thousands of US dollars)
	December 31,
	2024	2023

Bank loans credit lines	$300,000	$200,000
Draw balances	216,927	166,408
Undrawn balances	$83,073	$33,592